Employee Costs from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Employee Benefits Cost

	For the year ended December 31

	2019	2018
	$	$

Wages, salaries, and benefits	2,629.9	2,365.0
Pension costs	75.0	77.1
Share-based compensation (note 23)	18.1	5.3

Total employee costs	2,723.0	2,447.4

Direct labor	1,702.9	1,540.0
Indirect labor	1,020.1	907.4

Total employee costs	2,723.0	2,447.4